Host LP Earnings (Loss) Per Common Unit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 PartnershipUnit		Dec. 31, 2010 PartnershipUnit		Dec. 31, 2009 PartnershipUnit
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net loss attributable to non-controlling interests																			$ 2		$ 5
HOST HOTELS & RESORTS L.P.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
NET LOSS																	(16)		(132)		(258)
Net loss attributable to non-controlling interests																	1				1
Distributions on preferred units																			(4)		(9)
Issuance costs of redeemed preferred units																			(4)	[1]
NET LOSS AVAILABLE TO COMMON UNITHOLDERS	(34)	[2]	63	[2]	(61)	[2]	(59)	[2]	12	[2]	(87)	[2]	17	[2]	(6)	[2]	(15)		(140)		(266)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures																					(2)	[3]
Diluted loss available to common unitholders																	$ (15)		$ (140)		$ (268)
Basic weighted average units outstanding																	688,900,000		653,000,000		598,300,000
Assuming weighted average units for the repurchased 2004 Debentures																					900,000
Diluted weighted average units outstanding																	688,900,000	[4]	653,000,000	[4]	599,200,000	[4]
Basic loss per unit	(0.05)	[2]	0.09	[2]	(0.09)	[2]	(0.09)	[2]	0.02	[2]	(0.14)	[2]	0.02	[2]	(0.01)	[2]	(0.02)		(0.21)		(0.44)
Diluted loss per unit	(0.05)	[2]	0.09	[2]	(0.09)	[2]	(0.09)	[2]	0.02	[2]	(0.14)	[2]	0.02	[2]	(0.01)	[2]	(0.02)		(0.21)		(0.45)

[1]	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.
[2]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.
[3]	During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the "2004 Debentures") with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 adjustment to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.
[4]	There are 46 million, 51 million and 50 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 "Debt" for the terms and conditions of our Exchangeable Senior Debentures and Note 8 "Employee Stock Plans" for the terms and conditions of Host Inc.'s comprehensive stock plans.